Pensions and Other Post-Employment Benefit Plans - Additional Information (Detail) ₽ in Millions	12 Months Ended
	Dec. 31, 2017 RUB (₽) Participant Years	Dec. 31, 2016 RUB (₽) Participant	Dec. 31, 2015 Participant
Disclosure of defined benefit plans [abstract]
Number of active participants	48,920	50,369	54,866
Number of pensioners	39,427	39,551	39,201
Defined benefit obligations | ₽	₽ 4,052	₽ 3,640
Weighted average duration of the defined benefit obligation and other long-term benefits obligation | Years	11